Note 11 - Restatement of Previously Issued (Unaudited) Interim Financial Statements (10-Q) (Tables)	3 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	March 31, 2023
	As reported	Adjusted	As restated
Deferred offering costs	$-	$638,018	$638,018
Accumulated deficit	$(53,441,270)	$638,018	$(52,803,252)
Total assets	$3,305,477	$638,018	$3,943,495
Total liabilities, convertible preferred stock and stockholder’s equity (deficit)	$3,305,477	$638,018	$3,943,495
Total stockholders’ equity (deficit)	$(34,386,173)	$638,018	$(33,748,155)
	Three Months Ended March 31, 2023
	As reported	Adjusted	As restated
General and administrative expense	$1,638,931	$(638,018)	$1,000,913
Total operating expenses	$3,472,205	$(638,018)	$2,834,187
Loss from operations	$(2,064,337)	$638,018	$(1,426,319)
Net loss	$(1,172,354)	$638,018	$(534,336)
Net loss per share of common stock, basic and diluted	$(2.26)	$1.23	$(1.03)